STOCK OPTION PLANS AND WARRANTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant-date fair value				$ 1.09
Common stock closing price	$ 1.16			$ 1.16
Share-based Payment Arrangement, Expense			$ 500,500
Unamortized compensation cost	$ 21,396			$ 21,396
[custom:WarrantsIssuedForServices]				$ 12,724	$ 0
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant-date fair value				$ 1.13	$ 1.30
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:WarrantsIssuedForServicesShares]				11,250
[custom:WarrantsIssuedForServices]				$ 12,724
Options And Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 7,854	$ 180,774		$ 59,687	$ 197,613
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued, shares				899,416
Warrant [Member] | Conversion Of Secured Convertible Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued, shares				888,166
Warrant [Member] | Consulting Company [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued, shares				11,250